Financial Guarantee - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 18, 2013
Guarantor Obligations [Line Items]
Guarantor obligations, face amount	$ 1
R4.5 Billion Facilities [Member]
Guarantor Obligations [Line Items]
Security for credit facilities	Sibanye has ceded all of its rights, title and interest in and to the Indemnity Agreement and Guarantee Fee Agreement in favour of the lenders of the R4.5 billion Facilities, jointly and severally, as security for its obligations under the facilities.
Gold Fields Orogen Holding (BVI) Limited [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, face amount		$ 1
Interest rate	4.875%	4.875%
Maturity date	Oct. 07, 2020
Guarantor obligations, description	Sibanye remains a guarantor of the US$1 billion 4.875% guaranteed notes, or the Notes, issued by Gold Fields Orogen Holding (BVI) Limited, or Orogen, a subsidiary of Gold Fields, on September 30, 2010 maturing on October 7, 2020.